Interest Incurred Recognized Related to Long-term PRC Notes (Detail) (Long-term Debt, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt
Debt Instrument [Line Items]
Contractual interest incurred	$ 5,492	$ 5,403
Amortization of debt issuance costs	251	230
Total interest incurred	$ 5,743	$ 5,633
Effective interest rate	7.11%	7.15%